PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	December 31, 2013	December 31, 2012

Buildings	$25,740,518	$24,976,660
Leasehold land improvement	22,746	22,102
Machinery and equipment	93,721,937	106,179,264
Leased machinery and equipment	21,474,470	-
Vehicles	3,285,893	3,216,660
Office equipment	439,588	419,456
Construction in progress	29,576,864	34,969,529
	174,262,016	169,783,671
Less: Accumulated depreciation	(41,287,279)	(35,673,014)
	$132,974,737	$134,110,657

Schedule of depreciation details

	December 31, 2013	December 31, 2012	December 31, 2011
Cost of revenue	$11,112,719	$10,429,977	$7,610,716
General and administrative expenses	412,262	469,072	383,922
	$11,524,981	$10,899,049	$7,994,638

Schedule of Construction in Progress
		Estimated cost
	Balance at	to complete as of
	December 31, 2013	December 31, 2014	Estimated time to complete

Production lines	$2,477,407	$-	December 2014
Plant	9,117,122	5,779,553	April 2014
Staff quarters	17,982,335	1,972,403	July 2014
	$29,576,864	$7,751,956

Machinery and equipment
Sale proceeds (Fair value of the machinery and equipment)	$21,244,260
Carrying amount	(23,967,508)
Impairment loss	$(2,723,248)